SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES - Other Debt Segment Investments and Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Investments Face Amount	$ 1,170,905	[1]	$ 2,078,101	[1]
Investments Carrying Value	3,939,908		3,448,919
Debt Face Amount	3,030,490		2,786,059
Debt Carrying Value	3,017,931		2,781,761
Non-recourse
Investments Face Amount	694,339		741,661
Investments Carrying Value	683,816		716,712
Debt Face Amount	619,993	[2]	665,260	[2]
Debt Carrying Value	608,294	[2]	651,540	[2]
Non-recourse | Manufactured Housing Loan Portfolio I
Investments Face Amount	102,681		118,746
Investments Carrying Value	91,924		100,124
Debt Face Amount	74,248	[2]	90,551	[2]
Debt Carrying Value	66,446	[2]	81,963	[2]
Non-recourse | Manufactured Housing Loan Portfolio II
Investments Face Amount	128,975		153,193
Investments Carrying Value	128,117		150,123
Debt Face Amount	93,863	[2]	117,907	[2]
Debt Carrying Value	93,536	[2]	117,191	[2]
Non-recourse | Subprime Mortgage Loans subject to Call Options
Investments Face Amount	406,217		406,217
Investments Carrying Value	406,217		405,814
Debt Face Amount	406,217	[2]	406,217	[2]
Debt Carrying Value	406,217	[2]	405,814	[2]
Non-recourse | Real Estate Securities
Investments Face Amount	56,466		63,505
Investments Carrying Value	50,961		53,979
Debt Face Amount	39,665	[2]	44,585	[2]
Debt Carrying Value	36,095	[2]	40,572	[2]
Non-recourse | Operating Real Estate
Investments Face Amount
Investments Carrying Value	6,597		6,672
Debt Face Amount	6,000	[2]	6,000	[2]
Debt Carrying Value	6,000	[2]	6,000	[2]
Other | Real Estate Securities
Investments Face Amount	514,994		1,112,796
Investments Carrying Value	551,270		1,049,029
Debt Face Amount	516,134	[2]	923,776	[2]
Debt Carrying Value	516,134	[2]	923,776	[2]
Other | Operating Real Estate
Investments Face Amount	129,563		229,299
Investments Carrying Value	4,296		68,863
Debt Face Amount		[2]		[2]
Debt Carrying Value		[2]		[2]
Other | Real Estate Related Loans
Investments Face Amount			80,298
Investments Carrying Value			29,831
Debt Face Amount		[2]		[2]
Debt Carrying Value		[2]		[2]
Other | Other Investments
Investments Face Amount	N/A		N/A
Investments Carrying Value	6,160		6,024
Debt Face Amount		[2]		[2]
Debt Carrying Value		[2]		[2]
Other | Residential Mortgage Loans
Investments Face Amount	45,323		55,997
Investments Carrying Value	34,007		41,180
Debt Face Amount	25,119	[2]		[2]
Debt Carrying Value	25,119	[2]		[2]
Other Debt
Investments Face Amount	1,384,219		2,220,051
Investments Carrying Value	1,279,549	[3],[4]	1,911,639	[3],[4]
Debt Face Amount	1,161,246	[2]	1,589,036	[2]
Debt Carrying Value	$ 1,149,547	[3],[4]	$ 1,575,316	[3],[4]

[1]	As of December 31, 2013 and 2012, the total outstanding face amount of fixed rate securities was $0.4 billion and $0.5 billion, respectively, and of floating rate securities were $0.8 billion and $1.5 billion, respectively.
[2]	As of December 31, 2013 and December 31, 2012, aggregate face amounts of $133.9 million and $71.1 million (carrying values of $87.5 million and $62.5 million), respectively, of debt represents intersegment financing, which is eliminated upon consolidation.
[3]	Assets held within non-recourse structures, including all of the assets in the senior housing and CDO segments, are not available to satisfy obligations outside of such financings, except to the extent net cash flow distributions are received from such structures. Furthermore, creditors or beneficial interest holders of these structures generally have no recourse to the general credit of Newcastle. Therefore, the exposure to the economic losses from such structures generally is limited to invested equity in them and economically their book value cannot be less than zero. Therefore, impairment recorded in excess of Newcastle's investment, which results in negative GAAP book value for a given non-recourse financing structure, cannot economically be incurred and will eventually be reversed through amortization, sales at gains, or as gains at the deconsolidation or termination of such non-recourse financing structure.
[4]	The following table summarizes the investments and debt in the other debt segment (See Schedule of other debt segment investments and debt).